BORROWINGS (Short-term Narrative) (Details) (CNY)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Loans denominated and repayable in EURO [Member]	Dec. 31, 2012 Loans denominated and repayable in USD [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan One [Member] Fixed deposits [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan One [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Land use rights [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Plants [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Certain equipments [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Guaranteed by shareholders [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Three [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Three [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Three [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Four [Member] Guaranteed by shareholders, affiliate and pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Five [Member] Guaranteed by shareholders [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Five [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Jiangxi Heji Investment Co., Ltd. [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Shangrao Hexing Co., Ltd. [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan One [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Two [Member] Fixed deposits [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Two [Member] Guaranteed by affiliate [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Two [Member] Guaranteed by third party [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Three [Member] Certain equipments [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Three [Member] Guaranteed by pledged assets and affiliate [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Land use rights [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Plants [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Certain equipments [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan One [Member] Certain equipments [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan One [Member] Guaranteed by shareholders, affiliate and pledged assets [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan Two [Member] Guaranteed by shareholders [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan Two [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan Two [Member] Guaranteed by shareholders and a second affiliate [Member]	Dec. 31, 2012 Credit Loans [Member] Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Land use rights [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Guaranteed by affiliate [Member]	Dec. 31, 2012 Credit Loans [Member] Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]	Dec. 31, 2012 Credit Loans [Member] Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term loans interest rate	5.41%	5.38%
Short-term bank borrowings	1,917,630,796	1,808,032,066		22,749,052	28,731,021		30,000,000				304,400,000	70,000,000	23,000,000		140,000,000	50,000,000	17,000,000	169,977,821	119,977,821	196,418,183	11,640,000	36,500,000		163,000,000	80,000,000		25,000,000				178,000,000		92,051,818	86,225,000	6,225,000	80,000,000	134,991,426	190,091,005		20,000,000	170,091,005	142,335,543	49,855,701
Pledged assets						30,000,000		141,339,404	95,798,430	388,138,496				319,953,046									40,300,000			95,977,919		42,742,315	108,925,069	888,135,724		92,969,587							36,360,880
Proceeds from short-term debt			1,172,000,590
Repayments of short-term debt			1,060,710,938